Segment Information (Narrative) (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jun. 26, 2010	Jul. 02, 2011	Jun. 26, 2010
Net sales	$ 669.9	$ 565.1	$ 1,306.3	$ 1,122.2
Europe [Member]
Net sales	223.5	186.6	454.8	411.0
Asia Pacific [Member]
Net sales	$ 175.5	$ 137.0	$ 335.6	$ 263.8